Subsequent Events (Details) - USD ($)					2 Months Ended	9 Months Ended
	Mar. 24, 2022	Mar. 08, 2022	Jan. 25, 2022	Jan. 17, 2022	Mar. 07, 2022	Dec. 31, 2021	Jan. 25, 2021
Subsequent Events
Number of warrants to purchase one share							1
Series C Preferred Stock
Subsequent Events
Dividends on preferred stock						$ 69,000
Common stock
Subsequent Events
Issuance of stock (in shares)						8,820,240
Subsequent Event [Member]
Subsequent Events
Period during which company was in breach of Nasdaq share bid price requirements					30 days
Minimum bid price requirement for continued listing on Nasdaq, per share		$ 1.00			$ 1.00
Grace period to regain compliance with Nasdaq bid price requirements		180 days
Period during which company needs to be in compliance during grace period		10 days
Subsequent Event [Member] | Class A warrants
Subsequent Events
Number of warrants to purchase one share			1
Subsequent Event [Member] | Underwritten Public Offering
Subsequent Events
Issuance of stock (in shares)			15,571,429
Price per unit			$ 0.77
Number of shares in a unit			1
Subsequent Event [Member] | Underwritten Public Offering | Pre-funded warrants
Subsequent Events
Number of warrants in a unit			1
Number of warrants			2,500,000
Subsequent Event [Member] | Underwritten Public Offering | Class A warrants
Subsequent Events
Issuance of stock (in shares)			13,071,429
Number of warrants			15,571,429
Number of warrants available for exercise			14,474,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Events
Issuance of stock (in shares)			1,281,423
Number of warrants			2,430,000
Subsequent Event [Member] | Series C Preferred Stock
Subsequent Events
Dividends on preferred stock				$ 100
Subsequent Event [Member] | Selling Stockholders | Underwritten Public Offering
Subsequent Events
Issuance of stock (in shares)			628,571
Subsequent Event [Member] | Selling Stockholders | Over-Allotment Option [Member]
Subsequent Events
Issuance of stock (in shares)			1,148,577
Exercise price of warrant			$ 0.77
Subsequent Event [Member] | Common stock | Series C Preferred Stock
Subsequent Events
Issuance of stock (in shares)	10,000